SHARE-BASED PAYMENT (Schedule of Number of RSs and Modification in Employee RSs) (Details)	12 Months Ended
	Dec. 31, 2018 shares yr	Dec. 31, 2017 shares yr	Dec. 31, 2016 shares yr
Disclosure of classes of share capital [line items]
Outstanding at beginning of year	2,572,372	2,487,236	2,281,493
Granted	617,825	458,950	401,275
Forfeited	(691,016)	(363,155)	(187,134)
Outstanding at end of year	2,445,597	2,572,372	2,487,236
The weighted average remaining contractual life for the restricted share | yr	3.63	3.22	3.62
Number of RSs [Member]
Disclosure of classes of share capital [line items]
Outstanding at beginning of year	76,512	27,333
Granted	96,308	58,835	29,333
End of restriction period	(23,572)	(7,656)
Forfeited	(9,542)	(2,000)	(2,000)
Outstanding at end of year	139,706	76,512	27,333
The weighted average remaining contractual life for the restricted share | yr	5.79	5.92	6.20